Employee Retirement Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Retirement Plans
Employee Retirement Plans

Defined Contribution Plans

The Quad/Graphics Diversified Plan is comprised of participant directed 401(k) contributions, Company match and profit sharing-contributions. Company 401(k) matching contributions were $13.2 million, $11.9 million and $12.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Quad/Graphics Employee Stock Ownership Plan holds profit sharing contributions of Company stock, which are made at the discretion of the Company's Board of Directors. There were no profit sharing contributions for the years ended December 31, 2013 and 2012. The annual profit sharing contributions totaled $13.4 million for the year ended December 31, 2011.

Defined Benefit Plans and Other Postretirement Benefit Plans

The Company sponsors various funded and unfunded pension plans for a portion of its full-time employees in the U.S. and Canada. Benefits are generally based upon years of service and compensation. These plans are funded in conformity with the applicable government regulations. The Company funds at least the minimum amount required for all qualified plans using actuarial cost methods and assumptions acceptable under government regulations. In addition to pension benefits, the Company provides certain healthcare and life insurance benefits for some retired employees.

The components of the net periodic pension and postretirement benefit expense (income) for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Service cost	$—	$0.3	$0.4	$—	$0.2	$0.4
Interest cost	28.2	31.2	34.1	0.1	0.7	1.4
Expected return on plan assets	(30.2)	(27.2)	(27.6)	—	—	—
Amortization of prior service credit	—	—	—	(5.7)	(3.4)	(3.5)
Amortization of actuarial (gain) / loss	0.3	—	—	—	(0.1)	0.4
Net periodic benefit cost (income)	(1.7)	4.3	6.9	(5.6)	(2.6)	(1.3)
Curtailment/settlement (gain) / loss	(2.1)	0.1	—	—	(12.8)	(7.0)
Total expense (income)	$(3.8)	$4.4	$6.9	$(5.6)	$(15.4)	$(8.3)

The underfunded pension and postretirement obligations are calculated using generally accepted actuarial methods and are measured as of December 31. The following provides a reconciliation of the projected benefit obligation, fair value of plan assets and the funded status of the pension and postretirement plans as of December 31, 2013 and 2012:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Changes in benefit obligation
Projected benefit obligation, beginning of year	$744.0	$692.8	$5.4	$27.8
Service cost	—	0.3	—	0.2
Interest cost	28.2	31.2	0.1	0.7
Plan participants contributions	—	—	0.2	0.3
Plan amendments	—	—	—	(22.6)
Actuarial (gain) / loss	(78.5)	75.5	(1.0)	0.6
Benefits paid	(58.5)	(55.8)	(0.7)	(1.6)
Projected benefit obligation, end of year	$635.2	$744.0	$4.0	$5.4

Changes in plan assets
Fair value of plan assets, beginning of year	$458.9	$412.2	$—	$—
Actual return on plan assets	84.3	52.7	—	—
Employer contributions	40.5	49.8	0.5	1.3
Plan participants contributions	—	—	0.2	0.3
Benefits paid	(58.5)	(55.8)	(0.7)	(1.6)
Fair value of plan assets, end of year	$525.2	$458.9	$—	$—

Funded status	$(110.0)	$(285.1)	$(4.0)	$(5.4)

Amounts recognized on the consolidated balance sheets as of December 31, 2013 and 2012 are as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Current liabilities	$(4.0)	$(1.2)	$(0.8)	$(1.0)
Noncurrent liabilities	(106.0)	(283.9)	(3.2)	(4.4)
Total amount recognized	$(110.0)	$(285.1)	$(4.0)	$(5.4)

The following table provides a reconciliation of the Company's accumulated other comprehensive income (loss) prior to any deferred tax effects at December 31, 2013 and 2012 are as follows:

	Pension Benefits	Postretirement Benefits
	Actuarial Gain / (Loss), net	Actuarial Gain / (Loss), net	Prior Service Credit/(Cost)	Total
Balance at January 1, 2011	$(29.6)	$0.9	$9.1	$10.0
Amount arising during the period	(50.7)	(0.6)	22.6	22.0
Amortization included in net earnings (loss)	—	(0.1)	(3.4)	(3.5)
Plan curtailments/settlements included in net earnings (loss)	0.1	(12.8)	—	(12.8)
Balance at December 31, 2012	$(80.2)	$(12.6)	$28.3	$15.7
Amount arising during the period	132.6	1.0	—	1.0
Amortization included in net earnings (loss)	0.3	—	(5.7)	(5.7)
Impact of plan settlements included in net earnings (loss)	(2.1)	—	—	—
Balance at December 31, 2013	$50.6	$(11.6)	$22.6	$11.0

In 2013, the Company paid out lump sums to participants that exceeded the threshold for settlement accounting, which resulted in an acceleration of the recognition of accumulated other comprehensive income and a settlement gain of $2.1 million. The settlement gain was recorded in restructuring, impairment and transaction-related charges in the consolidated statement of operations.

In 2012, the Company announced the elimination of life insurance coverage for all current and future retirees in all locations and the elimination of reimbursement of medical costs for certain retirees, which resulted in the reduction of plan obligations by $5.7 million. In addition, the Company also announced the elimination of postretirement medical benefit coverage for all future retirees who will retire after December 31, 2012, which resulted in the reduction of plan obligations by $16.9 million and recognition of a curtailment gain of $12.8 million. The curtailment gain was recorded in restructuring, impairment and transaction-related charges in the consolidated statement of operations.

Actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation or the market-related value of plan assets are recognized as a component of net periodic benefit costs over the average remaining service period of a plan's active employees. Unrecognized prior service costs or credit are also recognized as a component of net periodic benefit cost over the average remaining service period of a plan's active employees. The amounts in accumulated other comprehensive income (loss) that are expected to be recognized as components of net periodic pension and postretirement benefit expense (income) over the next year are as follows:

	Pension Expense (Income)	Postretirement Expense (Income)
Amortization of:
Net actuarial gain	$(0.1)	$(0.3)
Net prior service credit	—	(5.7)
Total	$(0.1)	$(6.0)

The weighted-average assumptions, separately for the pension and postretirement benefit plans, used to determine net periodic benefit costs for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Discount rate (beginning of year rate)	3.9%	4.7%	5.2%	2.8%	3.7%	4.2%
Rate of compensation increase	N/A	N/A	3.5%	N/A	N/A	3.5%
Expected long-term return on plan assets	6.5%	6.5%	6.5%	N/A	N/A	N/A

The weighted-average assumptions, separately for the pension and postretirement benefit plans, used to determine benefit obligations at December 31, 2013 and 2012 were as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Discount rate (end of year rate)	4.8%	3.9%	3.6%	2.8%

The Company determines its assumed discount rate based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the measurement date.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 7.5% at the end of 2013, and is expected to gradually decline through 2024 to an ultimate trend rate of 5.0%. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Total postretirement benefits income	$—	$—
Postretirement benefits obligation	0.1	(0.1)

Estimated Company Contributions and Benefit Payments

In 2014, the Company expects to make cash contributions of $39.7 million to its qualified defined benefit pension plans and make estimated benefit payments of $4.9 million to its non-qualified defined benefit pension and postretirement plans. The actual pension contributions may differ based on the funding calculations, and the Company may choose to make additional discretionary contributions. The estimated benefit payments may differ based on actual claim experience.

Estimated Future Benefit Payments by the Plans to or on behalf of Plan Participants

An estimate of the Plans' future benefit payments to be made from funded qualified plans and unfunded non-qualified and postretirement plans to plan participants are as follows:

	Pension Benefits	Postretirement Benefits
2014	$41.4	$0.8
2015	38.9	0.6
2016	38.0	0.4
2017	38.5	0.3
2018	39.6	0.3
2019 – 2023	201.9	1.3
Thereafter	236.9	0.3
Total	$635.2	$4.0

Plan Assets and Investment Strategy

The Company follows a disciplined investment strategy, which provides diversification of investments by asset class, foreign currency, sector and company. The Pension Committee has approved investment policies for the different pension plans that establish long-term asset mix targets based on several factors including: historical returns achieved by worldwide investment markets, the time horizon of the pension plans' obligations and the investment risk. For each of the plans, an allocation range by asset class is developed whereby a mix of equities and fixed-income investments is used to provide an appropriate risk-adjusted long-term return on plan assets. Third-party investment managers are employed to invest assets in both passively-indexed and actively-managed strategies and investment returns and risks are monitored on an ongoing basis. Derivatives are used at certain times to hedge foreign currency exposure. Gains or losses on the derivatives are offset by a corresponding change in the value of the hedged assets. Derivatives are strictly used for hedging purposes and not speculative purposes.

The target allocations for plan assets on a weighted-average basis are 65% equity securities and 35% fixed-income, including cash and cash equivalents. The actual asset allocation as of December 31, 2013, was approximately 67% equity securities and 33% debt securities. The actual asset allocation as of December 31, 2012, was approximately 64% equity securities, 35% debt securities and 1% other. Equity investments are diversified by country, issuer and industry sector. Fixed income securities primarily consist of government bonds and corporate bonds from diversified industries.

The expected long-term rate of return on assets assumption is selected by first identifying the expected range of long-term rates of return for each major asset class. Expected long-term rates of return are developed based on long-term historical averages, current expectations of future returns and anticipated inflation rates. The expected long-term rate of return on plan assets is then calculated by weighting each asset class. To the extent that individual pension plans have different target asset mixes, the expected long-term rate of return on assets may differ across plans.

The fair values of the Company's pension plan assets at December 31, 2013 and 2012 by asset category are as follows:

	December 31, 2013				December 31, 2012
Asset Category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$0.3	$0.3	$—	$—	$0.4	$0.4	$—	$—
Fixed income	171.5	—	171.5	—	162.1	—	162.1	—
Equities	353.4	122.9	230.5	—	295.0	270.8	24.2	—
Others	—	—	—	—	1.4	—	1.4	—
Total	$525.2	$123.2	$402.0	$—	$458.9	$271.2	$187.7	$—

There are no Level 3 assets or liabilities as of December 31, 2013 and 2012.

The Company segregated its plan assets by the following major categories and levels for determining their fair value as of December 31, 2013:

Cash and cash equivalents. Carrying value approximates fair value and these assets are classified as Level 1.

Fixed Income. This category consists of bonds and short-term fixed income securities fair valued based on a compilation of primarily observable market information or broker quotes in over-the-counter markets and are classified as Level 2.

Equities. This category consists of equity investments and equity pooled funds and these assets are classified as Level 1 and Level 2, respectively. The fair value of equity investments is based on quoted prices in an active market. The fair value of the equity pooled funds is based on the funds' Net Asset Value ("NAV") established by the funds' administrator.

The valuation methodologies described above may generate a fair value calculation that may not be indicative of net realizable value or future fair values. While the Company believes the valuation methodologies used are appropriate, the use of different methodologies or assumptions in calculating fair value could result in different amounts. The Company invests in various assets in which valuation is determined by NAV. The Company believes that NAV is representative of fair value at the reporting date, as there are no significant restrictions on redemption on these investments or other reasons to indicate that the investment would be redeemed at an amount different than NAV.

Risk Management

For all directly invested funds, the concentration risk is monitored through specific guidelines in the investment manager mandates. The investment manager mandates were developed by the Company's external investment advisor, and specify diversification standards such as the maximum exposure per issuer, and concentration limits per type of security, industry and country when applicable.

For the investments made through pooled funds, the investment mandates of the funds were again reviewed by the Company's external investment advisor, to determine that the investment objectives and guidelines were consistent with the Company's overall pension plan risk management objectives. In managing the plan assets, management reviews and manages risk associated with funded status risk, interest rate risk, market risk, counterparty risk, liquidity risk and operational risk. Liability management and asset class diversification are central to the Company's risk management approach and are integral to the overall investment strategy.

Given the process in place to ensure a proper diversification of the portfolio, management believes that the Company pension plan assets are not exposed to significant concentration risk.

Multiemployer Pension Plans

The Company participates in a number of MEPPs under terms of collective bargaining agreements that cover a number of its employees. The risks of participating in these MEPPs are different from single employer plans in the following aspects:

•	Assets contributed to the MEPPs by one company may be used to provide benefits to employees of other participating companies.

•	If a participating company stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating companies.

•
If the Company stops participating in some or all of its MEPPs, and continues in business, the Company would be required to pay an amount, referred to as a withdrawal liability, based on the unfunded status of the plan.

The Company has withdrawn from all significant MEPPs and replaced these union sponsored “promise to pay in the future” defined benefit plans with a Company sponsored “pay as you go” defined contribution plan. The two MEPPs, the Graphic Communications International Union - Employer Retirement Fund (“GCIU”) and the Graphic Communications Conference of the International Brotherhood of Teamsters National Pension Fund (“GCC”), are significantly underfunded, and will require the Company to pay a withdrawal liability to fund its pro rata share of the underfunding as of the plan year the full withdrawal was completed. As a result of the decision to withdraw, the Company accrued a $98.6 million estimated withdrawal liability based on information provided by each plan's trustee, as part of the purchase price allocation for World Color Press. The Company is making required interim payments to the MEPPs for the Company's withdrawal liability from the GCIU and the GCC plans.

The GCIU Plan is a defined benefit plan that provides retirement benefits, total and permanent disability benefits, and pre-retirement death benefits for the participating union employees of the Company. The funded status of the GCIU Plan is classified as critical based on the GCIU Plan's 2013 certification to the United States Department of Labor, as the funded percentage for the plan is less than 65% and is projected to have an accumulated funding deficit over the next four plan years. As a result, the GCIU Plan implemented a rehabilitation plan to improve the plan's funded status. The Company estimates that contributions made to the GCIU Plan by the Company represent greater than 5% of total contributions made by all participating employers in the 2012 plan year (the plan year ended December 31, 2012, is the latest available financial information provided by the GCIU Plan).

The GCC Plan is a defined benefit plan that provides retirement benefits, disability benefits, and early retirement benefits for the participating union employees of the Company. The funded status of the GCC Plan is classified as critical based on the GCC Plan's 2013 certification to the United States Department of Labor, as the funded percentage for the plan is less than 65% and is projected to have an accumulated funding deficit over the next four plan years. As a result, the GCC Plan implemented a rehabilitation plan to improve the plan's funded status. The Company estimates that contributions made to the GCC Plan by the Company represent greater than 5% of total contributions made by all participating employers in the 2011 plan year (the plan year ended April 30, 2012, is the latest available financial information provided by the GCC Plan).

The Company has received notices of withdrawal and demand for payment letters for both the GCIU and GCC plans, which, in total are in excess of the $98.6 million in original reserves established by the Company for the withdrawals. The Company is in the process of determining the final withdrawal payment with both MEPPs' administrators, and the withdrawal liability reserved by the Company is within the range of the Company's estimated potential outcomes. During this process the Company began making monthly payments totaling $14.4 million and $11.2 million for the years ended December 31, 2013 and 2012, respectively, as requested by the MEPPs and as required by the Employee Retirement Income Security Act, although such payments do not waive the Company's rights to object to the withdrawal liabilities submitted by the GCIU and GCC plan administrators. As of December 31, 2013, the Company has reserved $73.0 million as its estimate of the total MEPPs withdrawal liability, of which $53.1 million is recorded in other long-term liabilities, $14.4 million is recorded in accrued liabilities and $5.5 million is recorded in unsecured notes to be issued in the consolidated balance sheets. This estimate may increase or decrease depending on the final agreement with the MEPPs' administrators.